PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 9 – PROPERTY AND EQUIPMENT

The movements in property and equipment and related accumulated depreciation during the years ended 31 December 2024 and 2023 were as follows:

	1 January			31 December
	2024	Additions	Disposals	2024

Cost:
Motor vehicles	104,584	2,921	—	107,505
Furniture and fixtures (*)	1,362,165	374,731	(48,519)	1,688,377
Leasehold improvements	331,514	46,329	—	377,843

Total	1,798,263	423,981	(48,519)	2,173,725

Accumulated depreciation:
Motor vehicles	(40,103)	(20,702)	—	(60,805)
Furniture and fixtures	(789,005)	(236,280)	33,731	(991,554)
Leasehold improvements	(243,301)	(46,652)	—	(289,953)

Total	(1,072,409)	(303,634)	33,731	(1,342,312)

Net book value	725,854			831,413

(*)Addition of furniture and fixtures mainly comprise of purchased computers, servers and machine equipment investments in the Group’s operation center.

NOTE 9 – PROPERTY AND EQUIPMENT (continued)

	1 January			31 December
	2023	Additions	Disposals	2023

Cost:
Motor vehicles	104,480	104	—	104,584
Furniture and fixtures (*)	1,196,549	180,830	(15,214)	1,362,165
Leasehold improvements	315,341	17,288	(1,115)	331,514

Total	1,616,370	198,222	(16,329)	1,798,263

Accumulated depreciation:
Motor vehicles	(19,608)	(20,495)	—	(40,103)
Furniture and fixtures	(593,761)	(200,079)	4,835	(789,005)
Leasehold improvements	(198,931)	(45,173)	803	(243,301)

Total	(812,300)	(265,747)	5,638	(1,072,409)

Net book value	804,070			725,854

(*)Addition of furniture and fixtures mainly comprise of purchased computers, servers and machine equipment investments in the Group’s operation center.

There is no collateral, pledge or mortgage on tangible assets as of 31 December 2024 (2023: None).